Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Income (loss) before income taxes	$ (32,600,000)	$ 36,300,000
Deferred tax assets:
U.S. and state net operating loss carryforwards	35,584,000	20,016,000
Research and development credits	5,384,000	5,383,000
Deferred revenue	21,882,000	25,690,000
Accruals and other temporary differences	5,333,000	5,889,000
Total deferred tax assets	68,183,000	56,978,000
Less valuation allowance	(68,183,000)	(56,978,000)
Net deferred tax assets	0	0
Valuation allowance
Increase (decrease) in valuation allowance	11,200,000	(14,300,000)
Reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements
Federal income tax expense at statutory rate (as a percent)	34.00%	34.00%
State income tax, net of federal benefit (as a percent)	4.20%	5.00%
Permanent differences (as a percent)	(3.40%)	1.50%
Research and development credit (as a percent)		(1.00%)
Other (as a percent)	(0.40%)
Change in valuation allowance (as a percent)	(34.40%)	(39.50%)
Effective income tax rate (as a percent)	0.00%	0.00%
Federal
Operating loss carryforwards
Net operating loss carryforwards	93,300,000	53,600,000
State
Operating loss carryforwards
Net operating loss carryforwards	$ 75,400,000	$ 35,800,000